Notes Receivable - Schedule of Notes Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, current	$ 0	$ 7,205
Notes receivable, noncurrent	5,008	5,008
Loan reserve	(3,000)	(1,000)
Total notes receivable	2,008	11,213
Kane Warehouse
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, current	$ 0	121
Interest rate	10.25%
OYA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, current	$ 0	7,084
Interest rate	12.00%
New Market(1)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, noncurrent	$ 5,008	$ 5,008
Loan reserve	$ (2,000)		$ (1,000)
Interest rate	9.00%